DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 19,575,988	$ 21,093,864
No more than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	1,898,469	5,697,371
More than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 17,677,519	$ 15,396,493